Feb. 28, 2025
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Berman Strategic Income Fund
Neuberger Berman Strategic Income Fund Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX)
GOAL
The Fund seeks high current income
with a secondary objective of long-term capital appreciation.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 151 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) - Neuberger Berman Strategic Income Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		2.50%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)1	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) - Neuberger Berman Strategic Income Fund		Class A	Class C	Institutional Class
Management fees		0.67%	0.67%	0.55%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.06%	0.05%	0.05%
Total annual operating expenses		0.98%	1.72%	0.60%
Fee waivers and/or expense reimbursement			0.02%
Total annual operating expenses after fee waivers and/or expense reimbursement2	[1]	0.98%	1.70%	0.60%
[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.99%, 1.69% and 0.59% of average net assets, respectively. Each of these undertakings lasts until 10/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.99%, 1.69% and 0.59% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense. “Other expenses” shown above include a repayment of less than 0.01% for Institutional Class.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

assuming redemption
Expense Example - Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) - Neuberger Berman Strategic Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	347	554	778	1,421
Class C	273	536	927	2,025
Institutional Class	61	192	335	750

assuming no redemption
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Berman Strategic Income Fund | Class C | USD ($)	173	536	927	2,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio. During the most recent fiscal year, the Fund's portfolio turnover rate including to-be-announced (“TBA”) roll transactions was 206%.

Principal Investment Strategies
To pursue its goal, the Fund invests primarily in a diversified mix of debt securities. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; inflation-linked debt securities; municipal securities; foreign securities, including emerging markets; corporate bonds; commercial paper; mortgage-backed and other asset-backed securities; and loans. Securities in which the Fund may invest may be issued by domestic and foreign governments, supranational entities (e.g. World Bank, IMF), corporate entities and trusts and may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest from the time of issuance.
While the Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (commonly known as “junk bonds”), under normal market conditions, the Portfolio Managers anticipate that the Fund's average credit quality will be investment grade. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions. The Fund may invest in or continue to hold securities that the Portfolio Managers believe have ratings or other factors that imply an imminent risk of default with respect to such payments.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors and individual issuers. These derivative instruments may include futures, forwards, including forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps, options on futures and options on interest rate swaps, otherwise known as swaptions.
While the fund may invest without limit in foreign securities, the Fund will invest primarily in debt securities issued by U.S. corporations or by the U.S. government and any of its agencies. The Fund normally will not invest more than 30% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.
Additionally, the Fund may invest in tender option bonds (which include inverse floaters created as part of tender option bond transactions), convertible securities, restricted securities and preferred securities. The Fund may also engage in when-issued and forward-settling securities (such as to-be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued or settled at a later date. The Fund may enter into a TBA agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. The Fund may also hold cash and short-term securities, including cash equivalents and other debt obligations.
The Fund may invest in debt securities of any maturity and while the Fund does not have a target average duration, under normal market conditions, the Portfolio Managers anticipate that the Fund's average duration will be between two and eight years. In an effort to achieve its goal, the Fund may engage in active and frequent trading.
Investment Philosophy and Process
The Portfolio Management Team’s investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the strengths of its fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.
Portfolio Strategy: The Portfolio Management Team establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated views that are produced by specialty sector investment teams in conjunction with asset allocation tools.
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Strategy Implementation: Once the Portfolio Management Team establishes the investment profile for the Fund, the specialty sector investment teams and the Portfolio Management Team determine industry/sub-sector weightings and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities, below investment grade securities, emerging market securities and non-U.S. dollar denominated securities.
When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks (including an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning) to a) establish an internal outlook, b) evaluate the market’s outlook as it is reflected in asset prices, and c) contrast the two. As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The teams will generally purchase securities if their internal outlook suggests a security is undervalued by the market and sell securities if their internal outlook suggests a security is overvalued by the market. The goal is to identify and evaluate investment opportunities that others may have missed.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter:	Q2 2020	11.07%
Worst quarter:	Q1 2020	-10.62%

average annual total % returns as of 12/31/24
Strategic Income Fund
Average Annual Returns - Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) - Neuberger Berman Strategic Income Fund	Label	1 Year	5 Years	10 Years
Neuberger Berman Strategic Income Fund Institutional Class	Institutional Class Return Before Taxes	6.00%	2.95%	3.38%
Neuberger Berman Strategic Income Fund Institutional Class | Return After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	3.73%	0.96%	1.60%
Neuberger Berman Strategic Income Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.51%	1.41%	1.83%
Neuberger Berman Strategic Income Fund Class A	Class A Return Before Taxes	2.99%	2.05%	2.71%
Neuberger Berman Strategic Income Fund Class C	Class C Return Before Taxes	3.84%	1.83%	2.25%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33%)	1.35%

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.